RELATED PARTY TRANSACTION (Details Narrative1) - USD ($)													1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2022	Mar. 15, 2022	Dec. 14, 2021	Oct. 13, 2021	Oct. 01, 2021	Feb. 12, 2021	Jan. 07, 2021	Nov. 04, 2020	Nov. 03, 2020	Oct. 10, 2020	Aug. 12, 2020	May 01, 2020	Sep. 15, 2021	Feb. 22, 2021	Feb. 15, 2021	Jan. 29, 2021	Jan. 19, 2021	Dec. 21, 2020	Nov. 24, 2020	Jul. 28, 2020	Jun. 25, 2020	Feb. 15, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 11, 2022	Oct. 11, 2021	Apr. 01, 2021	Jan. 23, 2021	Jan. 18, 2021	Jul. 20, 2020	Apr. 30, 2020
Common stock shares, authorized																							950,000,000		950,000,000		950,000,000	950,000,000								950,000,000
Common stock shares, par value																							$ 0.001		$ 0.001		$ 0.001	$ 0.001								$ 0.001
Common stock shares, issued																							450,623,000		450,623,000		442,977,000	357,095,087	1,367,532	2,219,630	10,000,000
Conversion average price																													$ 0.010	$ 0.014
Conversion of common stock																													12,000	24,000
Conversion of management fees payable																													$ 1,445	$ 6,545
Conversion of management fees payable average price																													$ 0.015	$ 0.014
Sold price						$ 0.024	$ 0.024			$ 0.024						$ 0.024	$ 0.024		$ 0.024
Number of share sold shares of common stock						834,986	2,920,896			3,757,437						6,259,063	1,252,479		8,349,860
Proceeds from issuance of private placement						$ 20,000	$ 70,000			$ 90,000						$ 150,000	$ 30,000		$ 200,000
Proceeds from the private placement paid in cash						$ 20,000	$ 70,000			$ 90,000						$ 150,000	$ 30,000		$ 200,000
Exchange for common shares for services								100,000
Exchange price								$ 2.00
Fair value stock payable								$ 4,350
Stock price					$ 0.081			$ 0.0435
Debt Instrument Borrow					$ 200,000
Interest					$ 15,000																		$ 0	$ 416	$ 37,912	$ 9,051	$ 46,964	$ 58,896
Issuance of common stock shares					750,000
Consideration for services of common shares			500,000
Issuance of common stock shares installments			125,000
Payment for aggregate purchase price of assets																											145,297
Cash																							128,629		128,629		174,477	437,126
Assets fair value																											0	0
fair value of Common stock shares																							$ 450,623		$ 450,623		$ 442,977	$ 357,095
P2B Capital [Member]
Number of share issued preferred stock																												100,000,000
Purchase agreement paid in cash																												$ 1,000
restricted stock cash paid																												$ 5,300,000
Dark Alpha Capital LLC [Member]
Number of share sold shares of common stock													875,000		875,000
Fair value restricted common stock													$ 63,000		$ 64,750
Restricted common stock price per share													$ 0.072		$ 0.074
Topline Holdings Inc [Member]
Common stock shares, par value														$ 0.0555
Common stock shares, issued														208,635
Conversion of common stock														208,635
Number of share sold shares of common stock															875,000
fair value of Common stock shares														$ 11,579
Fair value restricted common stock	$ 66,000	$ 104,000											$ 63,000		$ 64,750
Restricted common stock price per share													$ 0.072		$ 0.074
Konkler Enterprises [Member]
Common stock shares, par value														$ 0.0555
Common stock shares, issued														2,337,228
Working Capital from accredited																					$ 425,000
Converted shares of common stock																					100,000,000
fair value of Common stock shares														$ 11,579
James Bradley [Member]
Common stock shares, par value				$ 0.079										$ 0.0555
Common stock shares, issued				632,912										2,337,228
Conversion of common stock														65,285,714
Interest														$ 51,884
Debt														2,245,000																							$ 2,245,000
Outstanding payables																																					25,201
Interest														51,884
Remaining related party amount																																					171,478
Accrued interest																																					231,317
Cash																																					32,350
Assets fair value																																					52,510
fair value of Common stock shares				$ 50,000										$ 129,716
P2B Capital LLC [Member]
Common stock shares, par value																																$ 0.079	$ 0.055	$ 0.055
Common stock shares, issued														65,285,714														250,000				300,000	300,000	250,000
Stock price																		$ 0.055
Interest														$ 42,833
Debt														$ 2,245,000
fair value of Common stock shares																																$ 23,550	$ 16,500	$ 13,750
Consideration for common stock servicesn shares issued																		$ 22,500
Number of installments shares issued																		750,000
Fair value of common shares issued																		$ 13,750
Chesapeake Group Inc [Member]
Common stock shares, par value																																$ 0.079	$ 0.055	$ 0.055
Common stock shares, issued																																300,000	300,000	250,000
fair value of Common stock shares																																$ 23,550	$ 16,500	$ 13,750
Consideration for services issued of common stock shares				632,912
Fair value of common stock				$ 50,000
stock price of common stock				$ 0.079
Social Media and Client Outreach [Member]
Number of share issued preferred stock												1,000,000
Right to votes												90.00%
Magenta Value Holdings, LLC [Member]
Number of share issued preferred stock												1,000,000
Right to votes												90.00%
Magenta Value Holdings, LLC [Member] | Series A Preferred Stock [Member]
Number of share sold shares of common stock																						3,750,000
Proceeds from sold shares of common stock																						$ 0.020
Priced sold shares of common stock																						$ 75,000
Holloman Corporation [Member]
Outstanding payables																																					25,201
Remaining related party amount																																					171,478
Accrued interest																																					231,317
Cash																																					32,350
Assets fair value																																					$ 52,510
Holloman Corporation [Member] | Private Equity Funds [Member]
Agreed to pay initial fee																				$ 10,000
Non-dilutable common shares, percentage																				20.00%
Crystal Clear Automation, LLC [Member]
Exchanged shares of common stock for interest											1,000,000
Interest, percentage											51.00%
Los Angeles CBD [Member]
Payment for aggregate purchase price of assets									$ 250,000
Assumption number of common stock									5,000,000
Common stock price									$ 0.05
First shares payment of common srock									2,500,000
Common stock shares final pursuant earnout									2,500,000
Earned once the Belize wholesale contract is finalized									$ 70,000
Number of share earned									1,400,000
Working online payment system									300,000
Common shares upon for EBTIDA									$ 800,000
Contingent consideration																												$ 145,297
EBTIDA earning									$ 40,000
V Brokers LLC [Member]
Common stock shares, issued																																			2,800,000